FINANCIAL LIABILITIES - Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current borrowings
Non-current borrowings	€ 22,190	€ 34,406
Current borrowings
Current borrowings	26,053	128,454
Total borrowings	48,244	162,860
Loans from banks
Current borrowings
Current borrowings	1,225	12,003
Loans from debt funds
Non-current borrowings
Non-current borrowings		24,393
Current borrowings
Current borrowings		79,773
Loans from other third parties
Non-current borrowings
Non-current borrowings	2,336
Current borrowings
Current borrowings		3,540
Loans from shareholders
Non-current borrowings
Non-current borrowings	19,854	10,013
Current borrowings
Current borrowings	8,102	16,493
Total borrowings	19,854,000
Loans from other related parties
Current borrowings
Current borrowings	€ 16,726	€ 16,646